UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 98.1%
Alabama 2.3%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, The Club Apartments, Series I, AMT, ETM, 5.65%, 6/1/2008	1,875,000	1,895,813
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	501,928	502,374
Jefferson County, AL, Sewer Revenue, Capital Improvement, 5.0%, 2/1/2041 (a)	8,000,000	8,424,160

		10,822,347
Alaska 1.5%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036 (a)	5,690,000	5,853,758

Palmer, AK, Hospital & Health Care Revenue, Valley Hospital Association, 5.0%, 12/1/2008 (a)	960,000	967,363

		6,821,121
American Samoa 0.2%
Territory of American Samoa, General Obligation, 6.0%, 9/1/2007 (a)	780,000	781,240
Arizona 5.1%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,076,780
Series A, 5.0%, 1/1/2020	2,435,000	2,519,007
Series A, 5.0%, 1/1/2022	2,000,000	2,061,280
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (a)	425,000	435,948
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	100,000	101,296
Pima County, AZ, Higher Education Revenue, Industrial Development Authority, Series A, 5.0%, 5/1/2013 (a)	1,935,000	1,975,829
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,542,540
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	495,000	485,402
Tucson, AZ, Multi-Family Housing Revenue, Industrial Development Authority, Series A, 3.63% *, 1/15/2032	10,480,000	10,480,000

		23,678,082
Arkansas 1.5%
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use Tax, 4.15%, 7/1/2026 (a)	455,000	454,218
Little Rock, AR, Residential Housing & Public Facility Board, Series B, Zero Coupon, 7/15/2011	45,000	34,251
Rogers, AR, Sales & Special Tax Revenue, Series A, 4.125%, 9/1/2023 (a)	6,220,000	6,214,713
Springdale, AR, Residential Housing & Healthcare Facility Board, Series A, 7.65%, 9/1/2011	12,938	13,081

		6,716,263
California 4.5%
Abag, CA, Finance Authority for Nonprofit Corp., American Baptist Homes, Series A, 5.5%, 10/1/2007	75,000	75,145
California, Water Resource Development, Series Q, 5.1%, 3/1/2008	170,000	170,172
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012	905,000	923,317
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	250,000	247,642
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013	520,000	512,746
Contra Costa County, CA, Multi-Family Housing Revenue, Pleasant Hill Bart Transit, Series A, AMT, 3.95%, 4/15/2046	5,000,000	5,002,300
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (a)	15,000	15,206
Los Angeles, CA, Public Facilities Corp., ETM, 5.4%, 8/1/2007	30,000	30,000
Northern California, Gas Authority Project No. 1, 4.221% *, 7/1/2019	8,000,000	7,880,000
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	200,000	198,744
San Diego, CA, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013	905,000	929,100
San Diego, CA, Sales & Special Tax Revenue, Regional Transmission Community Sales, Series A, ETM, 6.0%, 4/1/2008	660,000	668,092
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014 (a)	2,475,000	2,568,010
Taft, CA, Core City General Obligation Lease, Public Funding Authority, Series A, 5.95%, 1/1/2011	1,440,000	1,456,344

		20,676,818
Colorado 3.1%
Arvada, CO, Industrial Development Authority, Wanco, Inc. Project, AMT:
144A, 5.6%, 12/1/2012, US Bank NA (b)	245,000	245,544
144A, 5.8%, 12/1/2017, US Bank NA (b)	355,000	355,753
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	365,150

Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010	5,000	5,135
Central Platte Valley, CO, Core City, General Obligation, Metropolitan District, Series A, 5.0%, 12/1/2031, BNP Paribas (b)	1,750,000	1,779,347
Colorado, Housing & Finance Authority, Multi-Family Housing Program, Series C, AMT, 3.95%, 10/1/2008	765,000	765,444
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	70,000	71,503
Colorado, Single Family Housing Revenue, Housing & Finance Authority:
AMT, 5.0%, 5/1/2032 (a)	1,555,000	1,569,881
Series A-2, AMT, 7.25%, 5/1/2027	115,000	118,199
Colorado, Sports, Expo & Entertainment Revenue:
Series A, 5.625%, 12/15/2016 (a)	500,000	520,375
Series B, 5.625%, 12/15/2016 (a)	1,250,000	1,300,937
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Series C, 4.9%, 9/1/2010 (a)	4,500,000	4,548,240
Denver, CO, City and County, Single Family Mortgage Revenue, AMT, Zero Coupon, 8/1/2029	4,280,000	1,162,020
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	420,000	418,501
Pueblo County, CO, Certificates of Participation, 6.25%, 12/1/2010	910,000	943,579

		14,169,608
Connecticut 3.1%
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot Tribe, Series A, Prerefunded, 144A, 6.4%, 9/1/2011	9,085,000	9,195,382
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, AMT, 4.75%, 12/1/2028	5,125,000	5,168,204

		14,363,586
District of Columbia 0.2%
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Rockburne Estates, AMT, 5.2%, 2/20/2009	90,000	90,427
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010	630,000	643,293

		733,720
Florida 7.8%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022	137,000	141,906
Broward County, FL, Airport Systems Revenue, AMT, Series E, 5.25%, 10/1/2012 (a)	6,000,000	6,139,200
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%, 11/15/2007	140,000	140,997
Florida, Citizens Property Insurance Corp., High Risk Account, Series A, 5.0%, 3/1/2009 (a)	3,000,000	3,056,790
Florida, Hurricane Catastrophe Fund, Finance Corp. Revenue, Series A, 5.0%, 7/1/2008	10,000,000	10,107,200
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014 (a)	2,135,000	2,246,703
Miami-Dade County, FL, School Board, Certificates of Participation, Series C, 4.0%, 10/1/2008 (a)	2,625,000	2,631,274
Pinellas County, FL, Single Family Housing Revenue, Housing Authority, 4.6%, 12/1/2010 (a)	7,580,000	7,759,494
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,550,400
Tampa, FL, Allegany Health System Revenue, St. Mary's, ETM, 5.75%, 12/1/2007 (a)	970,000	973,230

		35,747,194
Georgia 4.0%
Augusta-Richmond County, GA, Coliseum Revenue Authority, ETM, 6.3%, 2/1/2010	130,000	133,938
Canton, GA, Multi-Family Housing Authority, Canterbury Ridge Apartments Project, AMT, 4.9%, 3/1/2008	90,000	90,474
Carroll County, GA, School District, Sales Tax, 5.0%, 4/1/2010	2,000,000	2,063,540
Chatham County, GA, Hospital & Healthcare Revenue, 5.25%, 1/1/2016 (a)	250,000	254,357
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, 3/1/2032	2,790,000	2,794,799

De Kalb County, GA, Housing Authority, Multi-Family Revenue, Park Briarcliff Apartments, Series A, 4.55%, 12/1/2028	250,000	251,618
Decatur, GA, Industrial Development Revenue, Downtown Development Authority, 5.15%, 11/1/2008	1,490,000	1,495,051
Douglas County, GA, Housing Authority, Multi-Family Housing Revenue, Millwood Park Apartments, AMT, 5.1%, 1/1/2009	95,000	95,391
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2009	3,000,000	3,042,990
Series A, 5.0%, 3/15/2010	4,000,000	4,085,960
Roswell, GA, Housing Authority, Multi-Family Revenue, Housing Chambrel Roswell, 3.63% *, 11/15/2032	4,000,000	4,000,000

		18,308,118
Hawaii 0.2%
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	1,075,000	1,083,826
Idaho 0.7%
Bingham County, ID, Industrial Development Revenue, Industrial Development Corporation Idaho Supreme Potatoes, Inc., AMT:
144A, 5.3%, 11/1/2007, Wells Fargo Bank NA (b)	305,000	305,256
144A, 5.4%, 11/1/2008, Wells Fargo Bank NA (b)	325,000	325,293
144A, 5.5%, 11/1/2009, Wells Fargo Bank NA (b)	355,000	355,334
144A, 5.6%, 11/1/2010, Wells Fargo Bank NA (b)	80,000	80,078
144A, 5.7%, 11/1/2011, Wells Fargo Bank NA (b)	85,000	85,086
144A, 5.8%, 11/1/2012, Wells Fargo Bank NA (b)	90,000	90,095
Idaho, Housing Agency, Single Family Mortgage, AMT:
Series G-2, 5.75%, 1/1/2014	30,000	30,148
Series E, 5.95%, 7/1/2020	75,000	76,175
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT:
5.1%, 7/1/2023	245,000	246,891
5.15%, 7/1/2023	655,000	661,196
5.4%, 7/1/2021	145,000	147,640
5.95%, 7/1/2019	530,000	541,522
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT, Sub Series H-2:
5.1%, 7/1/2020	120,000	120,863
5.85%, 1/1/2014	140,000	142,052

		3,207,629
Illinois 6.7%
Chicago, IL, Housing Authority Capital, Program Revenue, 5.0%, 7/1/2008 (a)	2,000,000	2,021,980
Chicago, IL, Single Family Mortgage Revenue, AMT, 6.3%, 9/1/2029	260,000	270,099
Elgin, IL, Core City General Obligation, 6.0%, 1/1/2013	1,000,000	1,051,130
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015	1,260,000	1,325,445
Huntley, IL, Sales & Special Tax Revenue:
Series A, 6.45%, 3/1/2028	6,041,000	6,252,314
7.75%, 3/1/2028	5,460,000	5,687,955
7.75%, 3/1/2029	4,613,000	4,969,308
Illinois, Development Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke, Series B, 3.05%, 2/1/2033 (a)	600,000	597,012
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013 (a)	1,000,000	1,025,250
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008	865,000	866,159
Lake County, IL, Forest Preserve District, Series A, 4.071% *, 12/15/2020	5,000,000	4,987,500
McCook, IL, Hospital & Healthcare Revenue, British Home Project, 4.25% *, 12/1/2014, LaSalle Bank NA (b)	755,000	754,962
Normal, IL, Multi-Family Housing Revenue, AMT, 3.75%, 12/1/2013	1,230,000	1,203,395

		31,012,509
Indiana 3.8%
Indiana, Bond Bank Revenue, State Revolving Fund, Series B, 5.25%, 8/1/2019	4,000,000	4,200,120

Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,957,044
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%, 11/1/2027	1,000,000	1,039,290
Indiana, Transportation Finance Authority, Highway Revenue, Series A, 5.25%, 6/1/2016 (a)	5,000,000	5,358,850
Jasper, IN, Hospital & Healthcare Revenue, Hospital Authority Facility, 3.4%, 11/1/2007 (a)	390,000	389,353
Lawrence, IN, Multi-Family Housing Revenue, Pinnacle Apartments Project, AMT, 5.15%, 6/1/2024	2,965,000	2,978,817
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012 (a)	335,000	350,430
Wells County, IN, Hospital Authority Revenue, ETM, 7.25%, 4/1/2009	25,000	25,541

		17,299,445
Kansas 1.7%
Junction City, KS, General Obligation:
Series A, 5.0%, 6/1/2008	3,925,000	3,954,634
Series E, 5.0%, 12/1/2007	2,250,000	2,256,075
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Revenue, Series B-4, AMT, 4.25%, 6/1/2023	1,000,000	1,001,250
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments, AMT, 4.35%, 2/1/2013	685,000	685,068

		7,897,027
Kentucky 0.7%
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	2,945,000	3,024,044
Louisville, KY, Multi-Family Housing Revenue, 5.15%, 7/1/2009	25,000	25,181

		3,049,225
Louisiana 0.1%
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	90,000	94,466
Orleans, LA, Water & Sewer Revenue, Levee District, 5.95%, 11/1/2015 (a)	580,000	593,734

		688,200
Maine 0.2%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (a)	1,005,000	1,007,804
Maryland 0.7%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	2,310,000	2,412,241
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	325,000	318,698
Series A, AMT, 5.6%, 12/1/2034	90,000	90,611
Series A, AMT, 7.0%, 8/1/2033	130,000	131,817
Series A, AMT, 7.4%, 8/1/2032	80,000	81,141

		3,034,508
Massachusetts 0.0%
Massachusetts, Development Finance Agency, Curry College, Series A, 4.6%, 3/1/2009 (a)	45,000	45,140
Michigan 1.4%
Detroit, MI, Sewer Disposal Revenue, Series D, 4.191% *, 7/1/2032 (a)	4,110,000	4,068,900
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (a)	185,000	195,316
Michigan, Higher Education Revenue, Higher Education Student Loan Authority, Series XVII-I, AMT, 2.95%, 3/1/2008 (a)	1,000,000	993,130
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, Bank One NA (b)	1,000,000	1,001,920

		6,259,266
Minnesota 2.6%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	740,000	718,318

Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	1,275,000	1,297,364
Minnesota, State General Obligation, 5.0%, 8/1/2007	10,000,000	10,000,000

		12,015,682
Mississippi 0.3%
Corinth & Alcorn County, MS, Hospital Revenue, Magnolia Regional Health Center, Series A, 5.0%, 10/1/2008	760,000	760,844
Mississippi, Single Family Housing Revenue, AMT, 6.3%, 6/1/2031	725,000	755,087

		1,515,931
Missouri 4.3%
Brentwood, MO, Tax Increment Revenue, 4.7%, 4/1/2019 (a)	260,000	260,775
Des Peres, MO, Sales & Special Tax Revenue, Tax Increment, Series B, 4.4%, 4/15/2014	250,000	248,195
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph Hospital, ETM, 7.5%, 6/1/2010	635,000	669,449
Kansas City, MO, Core City General Obligation, Streetlight Project, Series A, 5.75%, 2/1/2012	100,000	105,598
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Revenue, 3.7% *, 11/1/2030	5,900,000	5,900,000
Missouri, Bi-State Development Agency, Illinois Metropolitan District Revenue, Metrolink, Series A, 3.95% *, 10/1/2035, JPMorgan Chase Bank (b)	2,000,000	2,003,340
Missouri, Development Finance Board, Greater St. Louis Project, 4.9%, 9/1/2010, Bank of America NA (b)	685,000	692,672
Missouri, Housing Development Community, Single Family Mortgage, Series C, 6.55%, 9/1/2028	125,000	128,852
Missouri, Housing Development Community, Single Family Mortgage, AMT, 7.45%, 9/1/2031	165,000	169,980
Missouri, Single Family Housing Revenue, Housing Development, Series B-2, AMT, 5.75%, 3/1/2019	15,000	15,093
Missouri, Single Family Housing Revenue, Housing Development Community Mortgage:
Series C, AMT, 7.25%, 9/1/2026	90,000	91,218
Series A-2, AMT, 7.3%, 3/1/2028	10,000	10,142
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, 5.0%, 2/1/2014	5,000,000	5,245,000
Missouri, State Housing Development, Commission Single Family Mortgage Revenue, Homeownership Loan Program, Series C, AMT, 5.6%, 9/1/2035	2,605,000	2,727,357
St. Charles County, MO, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, AMT, 5.4%, 11/15/2016, US Bank NA (b)	1,480,000	1,496,191

		19,763,862
Montana 0.4%
Great Falls, MT, Multi-Family Housing Revenue, Autumn Run Apartments Projects, AMT, 4.9%, 1/1/2038, US Bank NA (b)	1,975,000	1,983,019
Nebraska 0.9%
Clay County, NE, Industrial Development Revenue, Hybrids Cooperative Project, AMT:
4.75%, 3/15/2009, US Bank NA (b)	425,000	425,208
5.25%, 3/15/2014, US Bank NA (b)	1,610,000	1,620,208
Fillmore County, NE, Industrial Development Revenue, Omalley Grain, Inc. Project, AMT:
4.6%, 12/1/2007, US Bank NA (b)	185,000	184,922
4.7%, 12/1/2008, US Bank NA (b)	190,000	189,993
5.0%, 12/1/2010, US Bank NA (b)	45,000	45,039
5.0%, 12/1/2011, US Bank NA (b)	180,000	180,128
5.1%, 12/1/2012, US Bank NA (b)	135,000	135,128
5.2%, 12/1/2013, US Bank NA (b)	195,000	195,232
Nebhelp, Inc., NE, Student Loan Program, AMT, 5.875%, 6/1/2014 (a)	1,095,000	1,101,789

		4,077,647
Nevada 0.4%
Nevada, Housing Division, Multi Unit Housing Revenue:
Series C-2, AMT, 5.2%, 4/1/2030	175,000	175,710

Series B-1, 5.25%, 10/1/2017	380,000	381,535
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	50,000	50,959
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	250,000	251,040
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (a)	1,055,000	1,055,707

		1,914,951
New Hampshire 0.0%
New Hampshire, Housing Finance Authority, AMT, 6.125%, 1/1/2018, Landesbank Hessen-Thuringen (b)	25,000	25,418
New Jersey 0.4%
Gloucester County, NJ, Public Improvement Authority, Electric Mobility Project, AMT:
4.8%, 11/1/2007	115,000	115,286
5.0%, 11/1/2008	125,000	126,601
5.0%, 11/1/2010	215,000	217,690
Keansburg, NJ, Elderly Housing Mortgage Revenue, HUD Section 8, 5.625%, 3/1/2011	185,000	185,191
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	1,026,659	1,023,219
New Jersey, State General Obligation, Educational Facilities Authority Revenue, Series B, 5.0%, 7/1/2008 (a)	235,000	236,676

		1,904,663
New Mexico 0.1%
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, AMT, 144A, 6.5%, 1/1/2018	205,000	206,501
New Mexico, Student Loans Revenue, Series IV-B, AMT, 7.45%, 3/1/2010	375,000	375,922

		582,423
New York 4.3%
Hempstead, NY, Higher Education Revenue, 4.2%, 2/1/2008	240,000	240,360
New York, State General Obligation, Series C, 5.375%, 10/1/2011 (a)	1,000,000	1,002,650
New York, Tobacco Settlement Financing Corp., Series C-1, 5.25%, 6/1/2013	14,595,000	14,738,177
New York, NY, General Obligation, Series G, 5.0%, 12/1/2015	3,060,000	3,242,284
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	624,224

		19,847,695
North Carolina 0.8%
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	3,580,000	3,734,835
North Dakota 0.0%
Minot, ND, Health Care Facilities, ETM, 6.5%, 9/1/2007	35,000	35,061
Ohio 1.4%
Bowling Green, OH, Multi-Family Revenue, Village Apartments, 4.75%, 9/20/2011	180,000	182,655
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project, AMT, 5.65%, 4/20/2013	240,000	249,785
Hancock County, OH, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT, 5.05%, 1/1/2010, Federal Home Loan Bank (b)	755,000	758,148
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	45,000	46,262
Ohio, American Municipal Power, Inc., Electricity Purchase Revenue, Series A, 5.0%, 2/1/2011	5,000,000	5,141,250
Ohio, Housing Finance Agency, Single Family Mortgage Revenue, Series A, 5.75%, 4/1/2016 (a)	110,000	110,125
Ohio, Water & Sewer Revenue, ETM, 7.25%, 12/1/2008 (a)	180,000	184,432

		6,672,657
Oklahoma 0.1%
Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A, 8.6%, 7/1/2010	35,000	25,693

Comanche County, OK, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, 5.2%, 12/1/2013	470,000	485,670

		511,363
Oregon 0.6%
Portland, OR, Multi-Family Housing Authority Revenue, AMT:
6.125%, 5/1/2017, US National Bank of Oregon (b)	1,545,000	1,551,736
6.3%, 5/1/2029, US National Bank of Oregon (b)	1,000,000	1,002,680

		2,554,416
Pennsylvania 4.8%
Allegheny County, PA, Residential Finance Mortgage Revenue Authority, Single Family Mortgage, Series DD-2, AMT, 4.8%, 11/1/2007	95,000	95,192
Allentown, PA, Hospital Authority, ETM, 8.0%, 3/1/2009	55,000	57,212
Chester County, PA, Hospital Authority, ETM, 7.5%, 7/1/2009	5,000	5,203
Chester, PA, Core City General Obligation, Series B, 5.8%, 12/1/2013 (a)	1,110,000	1,127,716
Delaware County, PA, College Revenue Authority, Series A, 5.15%, 10/1/2013 (a)	300,000	302,937
Delaware County, PA, College Revenue Authority, Eastern College, Series B:
4.85%, 10/1/2007	205,000	205,012
4.95%, 10/1/2008	345,000	345,687
Delaware County, PA, Hospital & Healthcare Revenue, Dunwoody Village, Series B, 4.0%, 4/1/2034	250,000	247,093
Delaware County, PA, Water & Sewer Revenue, Industrial Development Authority, Series B, AMT, 3.75%, 6/1/2010 (a)	565,000	560,751
Fayette County, PA, Hospital Authority, Uniontown Hospital:
5.55%, 6/15/2008 (a)	1,070,000	1,082,251
5.65%, 6/15/2009 (a)	1,135,000	1,148,041
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015 (a)	1,770,000	1,783,257
Pennsylvania, Economic Development Financing Revenue Authority, Dr. Gertrude A. Barber Center, Inc., 6.15%, 12/1/2020 (a)	1,000,000	1,001,530
Pennsylvania, Financing Authority Revenue, AMT, 5.0%, 6/1/2010 (a)	1,470,000	1,480,202
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	55,000	55,034
Pennsylvania, Housing Finance Agency, Single Family Mortgage:
Series 65A, AMT, 4.8%, 10/1/2022	5,000	5,011
Series 90A, AMT, 5.0%, 10/1/2035	2,385,000	2,453,235
Pennsylvania, State General Obligation, First Series, 5.0%, 1/1/2014 (a)	5,000,000	5,272,300
Pennsylvania, State Higher Education Facilities Authority Revenue, Independent Colleges & University, Series H8, 5.0%, 5/1/2011, Allied Irish Bank PLC (b)	1,155,000	1,155,866
Pennsylvania, TJHU System Project, 6.0%, 1/11/2011 (c)	812,212	804,667
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	255,000	251,486
Series C, 4.7%, 7/1/2013	245,000	241,624
Series E, 4.7%, 7/1/2013	285,000	281,073
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	1,065,000	1,027,938
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 144A, 6.0%, 12/1/2011, PNC Bank NA (b)	460,000	462,341
Wayne Pike, PA, Joint School Authority, ETM, 6.0%, 12/1/2007 (a)	330,000	331,218
Wilkes-Barre, PA, General Municipal Authority, Misericordia College, Series B, 7.75%, 12/1/2012	10,000	10,000
York County, PA, Housing Redevelopment Mortgage Corp., Series A, 6.875%, 11/1/2009	445,000	445,405

		22,239,282
Puerto Rico 3.2%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2008	10,000,000	10,153,400
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.0%, 7/1/2011	930,000	963,889
Puerto Rico, Municipal Finance Agency, Series A, 5.0%, 8/1/2009	3,500,000	3,574,865

		14,692,154

South Carolina 0.9%
South Carolina, Economic Development Authority Revenue, Caterpillar, Inc. Project, AMT, 5.05%, 6/1/2008	500,000	500,560
South Carolina, State Public Service Authority Revenue, Series D, 5.25%, 1/1/2014 (a)	3,500,000	3,729,460

		4,230,020
South Dakota 0.2%
South Dakota, Health & Educational Facilities Authority, Rapid City Regional Hospital Project, ETM, 7.75%, 9/1/2007	40,000	40,129
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (a)	970,000	985,093

		1,025,222
Tennessee 3.0%
Sullivan County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Authority, Maple Oaks Apartment Project, AMT, 3.0%, 12/1/2009	130,000	127,573
Sumner County, TN, School Capital Outlay Notes, 4.0%, 6/1/2009	5,600,000	5,619,936
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.0%, 9/1/2009	5,000,000	5,084,600
Tennessee, Housing Development Agency, Homeownership Program, AMT, Series 2006-3, 5.75%, 7/1/2037	3,000,000	3,183,630

		14,015,739
Texas 9.4%
Austin, TX, General Obligation, 5.0%, 9/1/2010	6,000,000	6,040,980
Bexar County, TX, Single Family Housing Revenue, Single Family Mortgage, Series C, 5.5%, 3/1/2019 (c)	613,267	612,795
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Series A, 6.0%, 6/1/2009 (a)	210,000	218,201
Harris County, TX, Hospital District Mortgage Revenue, 7.4%, 2/15/2010 (a)	1,555,000	1,632,470
San Antonio, TX, Electric & Gas Revenue, 5.25%, 2/1/2009	8,320,000	8,501,043
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013	835,000	807,069
Tarrant County, TX, Public Housing Revenue, Housing Financial Corp., Series A, AMT, 3.85%, 1/20/2013	775,000	761,003
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	125,000	128,219
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 4.29% *, 12/15/2026	17,350,000	17,072,400
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 4.291% *, 9/15/2017	7,000,000	6,991,250
Texas, Sabine River Authority, Series A, 6.875%, 9/1/2008	500,000	501,050

		43,266,480
Utah 1.1%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (a)	245,000	251,110
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.05%, 7/1/2012	20,000	20,141
Series A-2, Class III, AMT, 5.2%, 7/1/2011	35,000	35,283
Series B-2, Class III, AMT, 5.25%, 7/1/2011	35,000	35,301
Series A-2, Class II, AMT, 5.4%, 7/1/2016	65,000	65,656
Series C, Class III, AMT, 6.25%, 7/1/2014	175,000	178,260
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	1,005,000	1,019,603
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	1,960,000	1,951,611
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	1,530,000	1,517,316

		5,074,281
Vermont 0.4%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034 (a)	1,740,000	1,772,277

Virginia 3.5%
Newport News, VA, School District Revenue Lease, School Board:
	3.0%, 11/1/2007		835,000	832,754
	3.2%, 11/1/2008		885,000	889,027
	3.2%, 11/1/2009		940,000	944,277
	3.3%, 11/1/2010		995,000	1,000,552
	3.5%, 11/1/2011		1,055,000	1,062,680
	3.65%, 11/1/2012		1,125,000	1,134,664
	3.75%, 11/1/2013		1,195,000	1,206,316
	4.0%, 11/1/2014		1,270,000	1,284,821
	4.1%, 11/1/2015		1,930,000	1,953,951
Pulaski, VA, Hospital & Healthcare Revenue, ETM, 6.375%, 10/1/2007			30,000	30,123
Virginia, College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment Programs, 4.25%, 2/1/2008			5,530,000	5,545,871
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011			275,000	276,089

				16,161,125
Washington 1.9%
King County, WA, Public Housing Revenue, Series A, 5.05%, 7/1/2013 (a)			3,400,000	3,421,998
Northwest Washington, Electric Energy Revenue, Columbia, Series A, 5.25%, 7/1/2008			5,090,000	5,159,631
Washington, Housing Finance Authority, Nonprofit Housing Revenue, Series B, 5.1%, 7/1/2010, US Bank NA (b)			60,000	60,361

				8,641,990
Wisconsin 3.6%
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036			3,620,000	3,699,279
Wisconsin, State General Obligation, Series A, 5.75%, 5/1/2020			10,000,000	10,509,800
Wisconsin, State Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Aurora Health Care, Inc., 5.25%, 8/15/2017 (a)			2,125,000	2,168,966

				16,378,045

Total Municipal Bonds and Notes (Cost $452,600,607)				452,038,914
	Open End Investment Company 1.4%
BlackRock Liquidity Funds MuniCash Portfolio, 4.0% ** (Cost $6,257,903)			6,257,903	6,257,903
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 458,858,510)			99.5	458,296,817
Other Assets and Liabilities, Net			0.5	2,299,506

Net Assets			100.0	460,596,323

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2007.

**	Current yield; not a coupon rate
(a)	Bond is insured by one of these companies:
	Insurance Companies	As a % of Total Investment Portfolio
	American Capital Access	1.2
	American Municipal Bond Assurance Corp.	3.2
	Financial Guaranty Insurance Company	3.8
	Financial Security Assurance, Inc.	5.9
	MBIA Corp.	7.9
	Radian Asset Assurance, Inc.	1.8

(b)	Security incorporates a letter of credit from a major bank.
(c)	Taxable issue.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At July 31, 2007, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation ($)

8/23/2007 8/23/2012	30,650,000[1]	Fixed — 3.65%	Floating — BMA	192,145
11/1/2007 5/1/2021	2,250,000[1]	Fixed —3.67%	Floating — BMA	38,064
11/7/2007 11/7/2021	5,500,000[2]	Fixed —3.835%	Floating — BMA	121,705

Total unrealized appreciation				351,914

Counterparty:

[1]	Merrill Lynch, Pierce, Fenner, & Smith, Inc.

2 Citigroup Global Markets, Inc.

BMA: Represents the Bond Market Association

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007